Lease Commitments for Each of Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Oil and Gas Delivery Commitments and Contracts [Line Items]
2013	$ 675
2014	842
2015	807
2016	815
2017	823
Thereafter	133
Total	$ 4,095